OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 22,840	$ 29,153
Payroll and employee tax	680	653
Bunker obligations on time charter out contracts	3,733	3,652
Other current liabilities	6	36
Total other current liabilities	$ 27,259	$ 33,494